Accounts payable and accrued expenses - Summary of Accounts Payable and Accrued Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accounts Payable And Accrued Expenses [Line Items]
Accounts payable and accrued expenses	$ 32,161	$ 59,673
Marketing Suppliers [member]
Accounts Payable And Accrued Expenses [Line Items]
Accounts payable and accrued expenses	7,706	29,957
Unbilled Suppliers [member]
Accounts Payable And Accrued Expenses [Line Items]
Accounts payable and accrued expenses	15,360	10,742
Other Suppliers [member]
Accounts Payable And Accrued Expenses [Line Items]
Accounts payable and accrued expenses	$ 9,095	$ 18,974